Parenthetical Information Liquidity Risk Exposure (Detail: Text Values) € in Billions	Dec. 31, 2017 EUR (€)	Dec. 31, 2016
Trading range 5 year CDS [Abstract]
Bottom of range in bps	71
Top of range in bps	166
At year end in bps	73
Trading range 1,5 % EUR benchmark bond maturing Jan. 2022 [Abstract]
Bottom of range	43
Top of range	150
At year end	49
Funding plan	€ 25
Funding sources [Abstract]
Senior unsecured plain-vanilla issuance, including benchmarks	14.7
Tier 2 benchmark issuance	0.8
Covered bond Issuance	1.1
Other unsecured structured issuances	8.2
Total	24.8
Thereof emitted in Euro	9.2
Thereof emitted in USD	13.2
Thereof emitted in GBP	0.9
Thereof emitted in other currencies	1.5
Investor base for issuances [Abstract]
Retail customers	29.00%
Banks	6.00%
Asset managers and pension funds	38.00%
Insurance companies	8.00%
Other institutional investors	19.00%
Geographical distribution of Funding sources [Abstract]
Germany	21.00%
Rest of Europe	28.00%
US	31.00%
Asia/Pacific	16.00%
Others	3.00%
Portion of capital markets issuance outstanding on unsecured basis at total portfolio as of Dec 31, 2017	93.00%
Average spread of DB issuance over 3 months Euribor in bps	71	129
Issuing volume of Funding sources [Abstract]
First quarter	8.5
Second quarter	4.8
Third quarter	6
Fourth quarter	5.5